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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scopia Management Inc.
Address: 450 Seventh Avenue, 43rd Floor, New York, NY 10123


Form 13F File Number:  28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeremy Mindich
Title: President
Phone: 212-370-0303

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich            New York, NY              May 12, 2006
     ---------------------        -----------------           ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $614,881
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


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
COLUMN 1                         COLUMN 2      COLUMN 3        COLUMN 4          COLUMN 5         COLUMN 6     COLUMN 7    COLUMN 8
                                 Title of                    Market Value     Amount and Type    Investment     Other       Voting
Name of Issuer                   Class       Cusip  Number  (in Thousands)    of Security SH     Discretion    Managers    Authority
------------------------------------------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGY INC CMN         Common      016255 10 1    $ 20,665,558        2,253,605            Sole                    Sole
CONOR MEDSYSTEMS, INC. CMN       Common      208264 10 1    $  9,451,483          321,479            Sole                    Sole
CORRECTIONS CORP OF AMERICA CMN  Common      22025Y 40 7    $ 18,230,968          403,340            Sole                    Sole
DOLBY LABORATORIES, INC. CMN     Common      25659T 10 7    $ 17,692,979          846,554            Sole                    Sole
GOLD KIST INC. CMN               Common      380614 10 7    $  1,486,628          117,613            Sole                    Sole
HCA INC CMN                      Common      404119 10 9    $ 16,190,886          353,590            Sole                    Sole
HELEN OF TROY CORP LTD CMN       Common      G4388N 10 6    $ 15,021,642          708,568            Sole                    Sole
ICOS CORP CMN                    Common      449295 10 4    $  5,033,265          228,266            Sole                    Sole
ISHARES TR DJ US REAL EST        Common      464287 73 9    $ 22,050,000          300,000 PUT        Sole                    Sole
ISHARES TR RUSSELL 2000          Common      464287 65 5    $140,202,635        1,845,500 PUT        Sole                    Sole
ISTAR FINL INC CMN               Common      45031U 10 1    $ 30,298,046          791,485            Sole                    Sole
MILLER INDS INC TENN CMN         Common      600551 20 4    $ 31,177,907        1,222,663            Sole                    Sole
NEXMED INC CMN                   Common      652903 10 5    $  1,221,770        1,404,495            Sole                    Sole
ORACLE CORP CMN                  Common      68389X 10 5    $ 21,519,694        1,571,928            Sole                    Sole
ORIGEN FINL INC CMN              Common      68619E 20 8    $ 11,663,836        1,918,394            Sole                    Sole
PFIZER INC. CMN                  Common      717081 10 3    $ 79,873,584        3,205,200 CALL       Sole                    Sole
PFIZER INC. CMN                  Common      717081 10 3    $  5,842,893          234,466            Sole                    Sole
PILGRIMS PRIDE CORPORATION CMN   Common      721467 10 8    $  4,935,277          227,747            Sole                    Sole
PLUM CREEK TIMBER CO INC CMN     Common      729251 10 8    $    469,787           12,721            Sole                    Sole
PRESTIGE BRANDS HLDGS, INC CMN   Common      74112D 10 1    $ 31,799,954        2,612,979            Sole                    Sole
RADIO ONE INC CMN CL D NON VTG   Common      75040P 40 5    $ 18,502,999        2,473,663            Sole                    Sole
SANDERSON FARMS INC CMN          Common      800013 10 4    $     47,040            2,100            Sole                    Sole
SAPPI LTD SPON ADR NEW CMN       Common      803069 20 2    $ 11,955,421          810,537            Sole                    Sole
SCOTTISH RE GROUP LTD CMN        Common      G7885T 10 4    $ 15,779,309          636,006            Sole                    Sole
SNAP ON INC CMN                  Common      833034 10 1    $  3,838,684          100,700 PUT        Sole                    Sole
SPRINT NEXTEL CORP CMN           Common      852061 10 0    $ 33,712,337        1,304,657            Sole                    Sole
STREETTRACKS GOLD TR GOLD SHS    Common      863307 10 4    $ 15,535,940          267,400            Sole                    Sole
TESCO CORP CMN                   Common      88157K 10 1    $ 14,386,205          755,578            Sole                    Sole
WYETH CMN                        Common      983024 10 0    $ 16,294,520          335,831            Sole                    Sole